PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As of December 31,
	2022	2023	2023
	VND million	VND million	USD
Freehold land	1,854,095	2,014,497	84,408,657
Buildings and structures	18,212,817	20,730,635	868,626,288
Machinery and equipment	42,641,762	53,408,565	2,237,851,546
Leased-out batteries	2,383,095	4,782,818	200,403,000
Vehicles	1,135,902	2,316,130	97,047,264
Office equipment	861,099	845,043	35,407,819
Others	92,280	102,120	4,278,890
Subtotal	67,181,050	84,199,808	3,528,023,464
Less: Accumulated depreciation	(8,938,736)	(14,443,576)	(605,194,670)
Less: Impairment charges	(1,053,647)	(2,077,258)	(87,038,381)
Total property, plant and equipment, net	57,188,667	67,678,974	2,835,790,413